State Street DoubleLine Short Duration Total Return Tactical ETF Average Annual Total Returns		12 Months Ended	33 Months Ended	34 Months Ended	39 Months Ended	47 Months Ended	60 Months Ended	69 Months Ended	105 Months Ended	118 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.39%					1.53%		1.65%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.36%)	(1.10%)	(2.30%)	(2.00%)	(0.33%)	0.72%	1.10%	1.28%	1.35%
State Street DoubleLine Short Duration Total Return Tactical ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.30%					2.02%		2.09%
Performance Inception Date	Apr. 13, 2016
State Street DoubleLine Short Duration Total Return Tactical ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.15%					0.73%		0.91%
State Street DoubleLine Short Duration Total Return Tactical ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.11%					0.99%		1.08%